Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
Financial Instruments

(6) Financial Instruments

        The carrying values of trade receivables, trade payables, and the Credit Facility at December 31, 2012 and June 30, 2013 approximated market value. The carrying value of the Credit Facility at December 31, 2012 and June 30, 2013 approximated fair value because the variable interest rates are reflective of current market conditions. Based on Level 2 market data, the fair value of the Company's senior notes was approximately $1.3 billion and $1.5 billion at December 31, 2012 and June 30, 2013, respectively.

(11) Financial Instruments

        The carrying values of trade receivables and trade payables at December 31, 2011 and 2012 approximated market value because of their short-term nature. The carrying value of the bank credit facility at December 31, 2011 and 2012 approximated fair value because the variable interest rates are reflective of current market conditions.

        The fair value of the Company's senior notes was approximately $1.3 billion, based on Level 2 market data inputs at December 31, 2012.

        See note 12 for information regarding the fair value of derivative financial instruments.